Shareholder Report, Average Annual Return (Details) 190838_Brown Advisory - WMC Strategic European Equity Fund_Advisor Shares_TSR Annual {Advisor Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Advisor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Average Annual Return, Percent	5.99%	11.72%	11.25%
MSCI Europe Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index
Average Annual Return, Percent	18.64%	9.50%	9.92%